DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0%
	ADVERTISING & MARKETING - 2.0%
2,925	Omnicom Group, Inc.	$ 211,946

	ASSET MANAGEMENT - 3.7%
4,273	Carlyle Group, Inc.	202,027
965	T Rowe Price Group, Inc.	189,816
		391,843
	BANKING - 2.1%
11,191	Umpqua Holdings Corporation	226,618

	BEVERAGES - 3.8%
3,808	Coca-Cola Company	199,806
1,368	PepsiCo, Inc.	205,760
		405,566
	BIOTECH & PHARMA - 9.3%
3,225	Bristol-Myers Squibb Company	190,823
837	Eli Lilly and Company	193,389
2,948	Gilead Sciences, Inc.	205,918
1,240	Johnson & Johnson	200,260
4,682	Pfizer, Inc.	201,373
		991,763
	CABLE & SATELLITE - 1.9%
3,539	Comcast Corporation, Class A	197,936

	CHEMICALS - 1.8%
6,617	Chemours Company	192,290

	DIVERSIFIED INDUSTRIALS - 3.7%
1,118	3M Company	196,119
936	Illinois Tool Works, Inc.	193,406
		389,525
	ELECTRIC UTILITIES - 1.8%
4,682	NRG Energy, Inc.	191,166

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	FOOD - 1.9%
1,214	Hershey Company	$ 205,470

	GAS & WATER UTILITIES - 2.0%
4,153	National Fuel Gas Company	218,116

	HEALTH CARE FACILITIES & SERVICES - 3.8%
1,411	Quest Diagnostics, Inc.	205,032
516	UnitedHealth Group, Inc.	201,622
		406,654
	INDUSTRIAL SUPPORT SERVICES - 1.9%
2,558	MSC Industrial Direct Company, Inc., Class A	205,126

	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
1,552	Evercore, Inc., Class A	207,456
4,565	Lazard Ltd., Class A	209,077
8,810	Virtu Financial, Inc., Class A	215,228
		631,761
	INSURANCE - 3.7%
3,608	Mercury General Corporation	200,857
8,301	Old Republic International Corporation	192,002
		392,859
	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,696	Abbott Laboratories	200,348

	OIL & GAS PRODUCERS - 4.4%
4,079	ONEOK, Inc.	236,541
8,736	Williams Companies, Inc.	226,612
		463,153
	PUBLISHING & BROADCASTING - 4.2%
1,438	Nexstar Media Group, Inc., Class A	218,518
4,130	World Wrestling Entertainment, Inc., Class A	232,354
		450,872

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
471	Costco Wholesale Corporation	$ 211,644

	RETAIL - DISCRETIONARY - 3.8%
1,842	Best Buy Company, Inc.	194,718
1,757	Genuine Parts Company	213,001
		407,719
	RETAIL REIT - 2.0%
1,591	Simon Property Group, Inc.	206,782

	SEMICONDUCTORS - 6.0%
3,985	Intel Corporation	212,321
1,380	Microchip Technology, Inc.	211,816
1,136	Texas Instruments, Inc.	218,351
		642,488
	SOFTWARE - 1.9%
2,831	Cerner Corporation	199,642

	SPECIALTY FINANCE - 5.9%
4,403	Fidelity National Financial, Inc.	199,632
3,751	OneMain Holdings, Inc.	207,543
4,321	Synchrony Financial	211,210
		618,385
	SPECIALTY REIT - 1.8%
4,519	Iron Mountain, Inc.	196,351

	TECHNOLOGY HARDWARE - 1.9%
3,654	Cisco Systems, Inc.	198,887

	TECHNOLOGY SERVICES - 3.9%
640	Accenture PLC, Class A	204,749
1,535	International Business Machines Corporation	213,257
		418,006

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	TELECOMMUNICATIONS - 2.0%
17,389	Lumen Technologies, Inc.	$ 215,450

	TRANSPORTATION & LOGISTICS - 3.9%
2,749	Ryder System, Inc.	227,370
996	Union Pacific Corporation	195,226
		422,596
	TRANSPORTATION EQUIPMENT - 2.0%
5,927	Allison Transmission Holdings, Inc.	209,342

	TOTAL COMMON STOCKS (Cost $10,109,843)	10,320,304

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
193,488	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(a)	193,487
126,928	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	126,928
	TOTAL MONEY MARKET FUNDS (Cost $320,415)	320,415

	TOTAL INVESTMENTS - 100.0% (Cost $10,430,258)	$ 10,640,719
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(5,025)
	NET ASSETS - 100.0%	$ 10,635,694

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 2.1%
42,029	Interpublic Group of Companies, Inc.	$ 1,541,203

	ASSET MANAGEMENT - 5.8%
12,450	Blackstone, Inc.	1,448,433
31,737	Carlyle Group, Inc.	1,500,525
6,990	T Rowe Price Group, Inc.	1,374,933
		4,323,891
	BIOTECH & PHARMA - 1.9%
6,059	Eli Lilly and Company	1,399,932

	CABLE & SATELLITE - 1.9%
1,917	Charter Communications, Inc., Class A(a)	1,394,733

	CHEMICALS - 1.9%
6,942	Avery Dennison Corporation	1,438,452

	ELECTRIC UTILITIES - 1.9%
34,259	NRG Energy, Inc.	1,398,795

	ELECTRICAL EQUIPMENT - 3.7%
8,725	Keysight Technologies, Inc.(a)	1,433,429
7,892	Trane Technologies PLC	1,362,554
		2,795,983
	HEALTH CARE FACILITIES & SERVICES - 3.9%
6,188	HCA Healthcare, Inc.	1,501,951
6,026	IQVIA Holdings, Inc.(a)	1,443,468
		2,945,419
	HOUSEHOLD PRODUCTS - 1.8%
4,595	Estee Lauder Companies, Inc., Class A	1,378,178

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
11,222	Evercore, Inc., Class A	1,500,045

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.9%
541	Alphabet, Inc., Class A(a)	$ 1,446,374

	LEISURE FACILITIES & SERVICES - 4.3%
25,488	Boyd Gaming Corporation(a)	1,612,371
10,386	Darden Restaurants, Inc.	1,573,167
		3,185,538
	LEISURE PRODUCTS - 3.6%
73,317	Mattel, Inc.(a)	1,360,763
15,765	YETI Holdings, Inc.(a)	1,350,903
		2,711,666
	MACHINERY - 3.7%
4,144	Deere & Company	1,388,531
14,228	Toro Company	1,385,949
		2,774,480
	MEDICAL EQUIPMENT & DEVICES - 5.7%
8,910	Agilent Technologies, Inc.	1,403,592
17,713	Bruker Corporation	1,383,385
2,322	IDEXX Laboratories, Inc.(a)	1,444,053
		4,231,030
	OIL & GAS PRODUCERS - 2.3%
35,616	Targa Resources Corporation	1,752,663

	RETAIL - CONSUMER STAPLES - 2.0%
6,338	Target Corporation	1,449,945

	RETAIL - DISCRETIONARY - 7.8%
14,338	AutoNation, Inc.(a)	1,745,796
11,105	Dick's Sporting Goods, Inc.	1,330,046
27,281	Kohl's Corporation	1,284,662
4,045	Ulta Beauty, Inc.(a)	1,459,921
		5,820,425
	RETAIL REIT - 2.0%
11,645	Simon Property Group, Inc.	1,513,501

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SEMICONDUCTORS - 4.0%
11,581	Applied Materials, Inc.	$ 1,490,822
2,589	Lam Research Corporation	1,473,529
		2,964,351
	SOFTWARE - 10.1%
5,565	Crowdstrike Holdings, Inc., Class A(a)	1,367,766
2,289	HubSpot, Inc.(a)	1,547,570
2,764	Intuit, Inc.	1,491,206
9,600	Manhattan Associates, Inc.(a)	1,469,088
28,620	Teradata Corporation(a)	1,641,357
		7,516,987
	SPECIALTY FINANCE - 6.2%
15,933	Alliance Data Systems Corporation	1,607,481
12,205	Discover Financial Services	1,499,384
31,476	Synchrony Financial	1,538,547
		4,645,412
	SPECIALTY REIT - 1.9%
32,814	Iron Mountain, Inc.	1,425,768

	TECHNOLOGY HARDWARE - 7.5%
26,522	Cisco Systems, Inc.	1,443,592
8,961	Garmin Ltd.	1,393,077
36,791	NCR Corporation(a)	1,426,019
2,666	Zebra Technologies Corporation, Class A(a)	1,374,110
		5,636,798
	TECHNOLOGY SERVICES - 5.9%
4,649	Accenture PLC, Class A	1,487,308
7,805	CDW Corporation/DE	1,420,666
5,837	Morningstar, Inc.	1,511,958
		4,419,932
	TRANSPORTATION & LOGISTICS - 2.2%
19,687	Ryder System, Inc.	1,628,312

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2% (Continued)

	TOTAL COMMON STOCKS (Cost $73,326,859)	$ 73,239,813

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
1,534,260	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,534,260)(b)	1,534,260

	TOTAL INVESTMENTS - 100.1% (Cost $74,861,119)	$ 74,774,073
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(95,555)
	NET ASSETS - 100.0%	$ 74,678,518

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.